Note 9. Litigation Accruals	9 Months Ended
Sep. 30, 2015
Notes
Note 9. Litigation Accruals

Note 9. Litigation Accruals

On November 9, 2015, the Company received a notice of claim from Tomer Maharshak & Co., Israel, the Company’s former attorneys, for legal fees allegedly owed by the Company and its wholly-owned Israeli subsidiary, Emerald Medical Applications Ltd. The Company has recorded an accrued liability in the amount of $118,430 at September 30, 2015, which represents 80% of the claim, in reliance upon the advice of its current law firm in Israel. The Company believes that it has meritorious defenses to this claim and does not believe that any potential settlement or judgment will adversely affect the Company.